Annual Total Returns [BarChart] - Voya Emerging Markets Corporate Debt Fund - Class P	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013	(1.32%)
2014	6.13%
2015	0.60%
2016	9.54%
2017	9.38%
2018	(1.79%)
2019	13.63%
2020	8.34%